Share-Based Compensation - Schedule of Stock Option Activities (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 02, 2018	Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Outstanding, Beginning balance		812,574	850,405		729,434
Shares, Granted	100,000	927,500	374,542		120,971
Shares, Exercised		(29,200)	(291,402)
Shares, Cancelled		(4,495)	(120,971)
Shares Outstanding, Ending balance		1,706,379	812,574		850,405
Shares Exercisable		573,955	396,596
Weighted-Average Exercise Price, Outstanding, Beginning		$ 3.01	$ 0.08	[1]	$ 0.12
Weighted-Average Exercise Price, Granted		5.10	6.39		0.13
Weighted-Average Exercise Price, Exercised		0.0001	0.0001
Weighted-Average Exercise Price, Cancelled		7.00	0.12
Weighted-Average Exercise Price, Outstanding, Ending		4.19	3.01		$ 0.08	[1]
Weighted-Average Exercise Price, Exercisable		$ 2.26	$ 0.57
Weighted-Average Remaining Contractual Terms (in Years), Outstanding Beginning		5 years 7 months 21 days	7 years 6 months 29 days
Weighted-Average Remaining Contractual Terms (in Years), Outstanding Ending		5 years 1 month 6 days	5 years 7 months 21 days		7 years 6 months 29 days
Weighted-Average Remaining Contractual Terms (in Years), Exercisable		5 years 8 months 23 days	6 years 5 months 1 day

[1]	Adjusted due to the change of exercise price of options issued to its Chief Financial Officer effective November 1, 2016.